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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000
                                               --------------

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      EnTrust Partners LLC
           ---------------------------------
Address:   650 Madison Avenue
           ---------------------------------
           New York, NY 10022
           ---------------------------------


Form 13F File Number:  28-04371
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard I. Ellenbogen
           ---------------------------------
Title:     Vice President & General Counsel
           ---------------------------------
Phone:     212.888.5209
           ---------------------------------

Signature, Place, and Date of Signing:

/s/ Richard I. Ellenbogen           New York, NY                    05/15/00
---------------------------    -------------------------------      --------
(Signature)                         (City, State)                   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
            --------------                  --------------------------
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                            ---------------

Form 13F Information Table Entry Total:            39
                                            ---------------

Form 13F Information Table Value Total:    $     94,373
                                            ---------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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

                                                                               ENTRUST PARTNERS LLC
NAME OF ISSUER                     TITLE OF CLASS     CUSIP       MARKET VALUE SHARES/PRN AMT SH/PRN PUT/CALL
                                                                  * 1000
AMC ENTERTAINMENT INC              COMMON STOCK       001669100            499          98600 SH
AMERICAN STANDARD COMPANIES        COMMON STOCK       029712106           1173          31700 SH
ASPECT TELECOMMUNICATIONS CORP     COMMON STOCK       04523710            4882         131725 SH
ASPEON INC                         COMMON STOCK       045354107           3067         151475 SH
AT&T CORP LIBERTY MEDIA CORP       COMMON STOCK       001957208           6162         104000 SH
AZTEC TECHNOLOGY PARTNERS INC      COMMON STOCK       05480L101           1581         198450 SH
BEA SYSTEMS INC                    COMMON STOCK       073325102           2753          37525 SH
BROADCOM CORP                      COMMON STOCK       111320107            328           1350 SH
CABLETRON SYSTEMS INC              COMMON STOCK       28205610            5464         186400 SH
CITIGROUP INC                      COMMON STOCK       172967101           3363          56700 SH
COLUMBIA/HCA HEALTHCARE CORP       COMMON STOCK       197677107           1552          61300 SH
CONEXANT SYSTEMS INC               COMMON STOCK       207142100            146           2050 SH
CRESTLINE CAPITAL CORP             COMMON STOCK       226153104           2589         148500 SH
EGAIN COMMUNICATIONS CORP          COMMON STOCK       28225C103           1205          30900 SH
EPICOR SOFTWARE CORP               COMMON STOCK       29426L108           5959         701000 SH
FINOVA GROUP INC                   COMMON STOCK       317928109           2080         123700 SH
FREQUENCY ELECTRONICS INC          COMMON STOCK       358010106           1055          57800 SH
GOLDEN STATE BANCORP INC           COMMON STOCK       381197102           2638         176600 SH
ION NETWORKS INC                   COMMON STOCK       46205P100           7574         225250 SH
JOHN WILEY & SONS INC CLASS A      COMMON STOCK       968223206           1931         107300 SH
MBNA CORP                          COMMON STOCK       55262L100           2168          85000 SH
PARAMETRIC TECHNOLOGY CORP         COMMON STOCK       699173100           3067         145600 SH
REGIS CORP-MINN                    COMMON STOCK       758932107           2757         186100 SH
RURAL CELLULAR CORP                COMMON STOCK       781904107            368           5450 SH
SKECHERS USA INC                   COMMON STOCK       830566105            598          84650 SH
STARWOOD HOTELS & RESORTS          COMMON STOCK       85590A203           5119         195025 SH
***SBS BROADCASTING SA             COMMON STOCK       L8137F102           7349         119500 SH
***SHAW COMMUNICATIONS INC         COMMON STOCK       82028K200           6644         246650 SH
SUIZA FOODS CORP.                  COMMON STOCK       865077101           2797          69500 SH
TELEPHONE & DATA SYSTEMS INC       COMMON STOCK       879433100           3197          28800 SH
TELESPECTRUM WORLDWIDE INC.        COMMON STOCK       89751U109            202          28900 SH
TRANSWITCH CORP                    COMMON STOCK       894065101            192           2000 SH
US CELLULAR CORP                   COMMON STOCK       911684108            604           8500 SH
VITESSE SEMICONDUCTOR CORP         COMMON STOCK       928497106            322           3350 SH
WIND RIVER SYSTEMS INC             COMMON STOCK       973149107            602          16600 SH
YANKEE CANDLE INC                  COMMON STOCK       984757104           1469          92925 SH
FRUIT OF THE LOOM                  COMMON STOCK       G3682L105            375           1000        PUT
RITE AID CP JAN 005 PBW            COMMON STOCK       767754104            132            845        PUT
XEIKON NV AUG 020 AME              COMMON STOCK       984003103            200            500        PUT
XEIKON NV MAY 025 AME              COMMON STOCK       984003103            210            300        PUT
                                                                         94373
*** FOREIGN COMPANY
Table continued...

NAME OF ISSUER                     INVESTMENT MANAGERS  SOLE    SHARED  NONE
                                   Discretion
AMC ENTERTAINMENT INC              SOLE                   98600
AMERICAN STANDARD COMPANIES        SOLE                   31700
ASPECT TELECOMMUNICATIONS CORP     SOLE                  131725
ASPEON INC                         SOLE                  151475
AT&T CORP LIBERTY MEDIA CORP       SOLE                  104000
AZTEC TECHNOLOGY PARTNERS INC      SOLE                  198450
BEA SYSTEMS INC                    SOLE                   37525
BROADCOM CORP                      SOLE                    1350
CABLETRON SYSTEMS INC              SOLE                  186400
CITIGROUP INC                      SOLE                   56700
COLUMBIA/HCA HEALTHCARE CORP       SOLE                   61300
CONEXANT SYSTEMS INC               SOLE                    2050
CRESTLINE CAPITAL CORP             SOLE                  148500
EGAIN COMMUNICATIONS CORP          SOLE                   30900
EPICOR SOFTWARE CORP               SOLE                  701000
FINOVA GROUP INC                   SOLE                  123700
FREQUENCY ELECTRONICS INC          SOLE                   57800
GOLDEN STATE BANCORP INC           SOLE                  176600
ION NETWORKS INC                   SOLE                  225250
JOHN WILEY & SONS INC CLASS A      SOLE                  107300
MBNA CORP                          SOLE                   85000
PARAMETRIC TECHNOLOGY CORP         SOLE                  145600
REGIS CORP-MINN                    SOLE                  186100
RURAL CELLULAR CORP                SOLE                    5450
SKECHERS USA INC                   SOLE                   84650
STARWOOD HOTELS & RESORTS          SOLE                  195025
***SBS BROADCASTING SA             SOLE                  119500
***SHAW COMMUNICATIONS INC         SOLE                  246650
SUIZA FOODS CORP.                  SOLE                   69500
TELEPHONE & DATA SYSTEMS INC       SOLE                   28800
TELESPECTRUM WORLDWIDE INC.        SOLE                   28900
TRANSWITCH CORP                    SOLE                    2000
US CELLULAR CORP                   SOLE                    8500
VITESSE SEMICONDUCTOR CORP         SOLE                    3350
WIND RIVER SYSTEMS INC             SOLE                   16600
YANKEE CANDLE INC                  SOLE                   92925
FRUIT OF THE LOOM                  SOLE                    1000
RITE AID CP JAN 005 PBW            SOLE                     845
XEIKON NV AUG 020 AME              SOLE                     500
XEIKON NV MAY 025 AME              SOLE                     300

*** FOREIGN COMPANY
